Fair Value Measurement - Schedule of Financial Assets and Liabilities Measured at Fair Value (Details) - Fair Value [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets:
Marketable securities	$ 102	$ 351
Level 1 [Member]
Financial Assets:
Marketable securities	102	351
Level 2 [Member]
Financial Assets:
Marketable securities
Level 3 [Member]
Financial Assets:
Marketable securities
Marketable Securities [Member]
Financial Assets:
Marketable securities	102	351
Marketable Securities [Member] | Level 1 [Member]
Financial Assets:
Marketable securities	102	351
Marketable Securities [Member] | Level 2 [Member]
Financial Assets:
Marketable securities
Marketable Securities [Member] | Level 3 [Member]
Financial Assets:
Marketable securities